UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
 Suite 207
Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.5%
	BRAZIL – 4.6%
4,500	Ambev S.A.	$20,890
2,400	Cetip S.A. - Mercados Organizados	22,832
10,950	Kroton Educacional S.A.	23,156
3,000	Lojas Renner S.A.	13,240
2,400	Natura Cosmeticos S.A.	13,381
12,600	TIM Participacoes S.A.	19,968
2,100	Totvs S.A.	16,927
5,100	WEG S.A.	19,616
		150,010
	CHINA – 3.5%
300	China Biologic Products, Inc.*	38,481
9,600	Fuyao Glass Industry Group Co., Ltd. Class H*	19,366
600	SINA Corp.*	27,570
300	Sohu.com, Inc.*	15,117
9,000	TravelSky Technology Ltd. Class H	13,622
		114,156
	GREECE – 0.6%
2,451	Hellenic Telecommunications Organization S.A.	21,164

	HONG KONG – 16.1%
12,000	ANTA Sports Products Ltd.	28,771
2,400	ASM Pacific Technology Ltd.	17,300
21,000	Belle International Holdings Ltd.	14,031
3,000	Cheung Kong Infrastructure Holdings Ltd.	28,062
18,000	China Medical System Holdings Ltd.	20,908
12,000	China Mengniu Dairy Co., Ltd.	16,560
2,250	China Mobile Ltd.	24,776
12,000	China Resources Enterprise Ltd.	19,057
30,000	CSPC Pharmaceutical Group Ltd.	25,209
24,000	Esprit Holdings Ltd.	24,670
3,000	Hengan International Group Co., Ltd.	26,674
27,000	Intime Retail (Group) Co., Ltd.	20,364
10,500	Kingsoft Corp., Ltd.	22,449
13,200	MGM China Holdings Ltd.	15,756
3,000	Power Assets Holdings Ltd.	27,252
24,000	Shanghai Electric Group Co., Ltd. Class H	10,485
36,000	Sino Biopharmaceutical Ltd.	24,515
24,000	SJM Holdings Ltd.	15,696
5,400	Television Broadcasts Ltd.	18,768
1,500	Tencent Holdings Ltd.	27,927
6,000	Tsingtao Brewery Co., Ltd. Class H	21,239
2,100	VTech Holdings Ltd.	21,019

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
9,750	Yue Yuen Industrial (Holdings) Ltd.	$33,511
3,750	Zhuzhou CSR Times Electric Co., Ltd. Class H	19,080
		524,079
	HUNGARY – 1.5%
2,458	Chemical Works of Gedeon Richter PLC	47,899

	INDONESIA – 2.6%
46,350	PT Indofood Sukses Makmur Tbk	20,862
205,800	PT Kalbe Farma Tbk	19,945
27,900	PT Semen Indonesia (Persero) Tbk	22,381
8,400	PT Unilever Indonesia Tbk	22,379
		85,567
	MALAYSIA – 0.8%
20,400	Axiata Group Bhd.	27,544

	MEXICO – 3.9%
5,100	Coca-Cola FEMSA SAB de CV Class L	35,839
12,600	Grupo Bimbo SAB de CV Class A*	35,128
14,100	Kimberly-Clark de Mexico SAB de CV Class A	33,597
11,400	Mexichem SAB de CV	23,468
		128,032
	PHILIPPINES – 2.3%
337	Philippine Long Distance Telephone Co.	15,701
2,040	SM Investments Corp.	35,427
5,820	Universal Robina Corp.	23,573
		74,701
	POLAND – 0.3%
7	LPP S.A.	9,198

	RUSSIA – 1.8%
1,950	Mobile TeleSystems PJSC	13,650
2,649	Severstal PAO	21,377
1,650	Yandex NV Class A*	22,143
		57,170
	SOUTH AFRICA – 6.1%
4,521	AVI Ltd. Class Y	22,634
1,756	Foschini Group Ltd.	13,633
3,747	Kumba Iron Ore Ltd.	8,196
1,287	Mondi Ltd.	21,183
1,233	Mr Price Group Ltd.	12,657

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
156	Naspers Ltd. Class N	$19,583
3,880	Telkom SA SOC Ltd.	15,618
1,113	Tiger Brands Ltd.	20,367
3,540	Truworths International Ltd.	21,828
2,601	Vodacom Group Ltd.	23,759
3,480	Woolworths Holdings Ltd.	20,464
		199,922
	SOUTH KOREA – 23.5%
72	Amorepacific Corp.*	24,352
162	AmorePacific Group, Inc.*	20,066
117	CJ O Shopping Co., Ltd.	17,468
390	Coway Co., Ltd.*	31,717
141	CUCKOO ELECTRONICS CO., LTD.*	28,049
741	Hankook Tire Co., Ltd.	28,802
135	Hanssem Co., Ltd.*	30,628
1,125	Hanwha Techwin Co., Ltd.*	30,309
121	Hyundai Department Store Co., Ltd.	12,919
183	Hyundai Motor Co.	20,301
1,206	Interpark Corp.*	21,124
672	KEPCO Engineering & Construction Co., Inc.	16,255
324	KEPCO Plant Service & Engineering Co., Ltd.*	26,890
910	Korea Information & Communication Co., Ltd.	9,640
345	Korea Kolmar Co., Ltd.*	29,208
408	KT & G Corp.	35,222
1,890	Kwang Dong Pharmaceutical Co., Ltd.*	19,469
358	LG Electronics, Inc.	17,289
33	LG Household & Health Care Ltd.	27,277
6	Lotte Confectionery Co., Ltd.	12,101
34	NAVER Corp.	17,810
153	NCsoft Corp.	29,926
271	NHN Entertainment Corp.*	10,805
135	Nongshim Co., Ltd.	52,755
732	S.M. Entertainment Co., Ltd.*	26,407
84	Samlip General Foods Co., Ltd.*	22,456
31	Samsung Electronics Co., Ltd.	29,736
201	Spigen Korea Co., Ltd.	7,896
273	Tonymoly Co., Ltd.*	7,867
678	Wemade Entertainment Co., Ltd.*	22,479
2,298	WONIK IPS Co., Ltd.*	20,126
603	YG Entertainment, Inc.*	22,030
138	Yuhan Corp.*	38,330
		767,709

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN – 21.6%
18,000	Advanced Semiconductor Engineering, Inc.	$19,248
6,000	Advanced Wireless Semiconductor Co.	14,128
9,000	Chunghwa Telecom Co., Ltd.	27,806
3,299	CUB Elecparts, Inc.	37,653
6,315	Delta Electronics, Inc.	26,425
3,000	Eclat Textile Co., Ltd.	42,430
15,000	ELAN Microelectronics Corp.	18,988
3,000	eMemory Technology, Inc.	34,556
12,000	Far Eastone Telecommunications Co., Ltd.	24,729
6,319	Firich Enterprises Co., Ltd.	15,031
9,248	Flexium Interconnect, Inc.	21,970
24,000	Getac Technology Corp.	14,470
12,000	Hota Industrial Manufacturing Co., Ltd.	49,674
6,000	Hu Lane Associate, Inc.	24,477
27,000	King Yuan Electronics Co., Ltd.	17,818
9,000	Kinsus Interconnect Technology Corp.	18,709
3,069	Makalot Industrial Co., Ltd.	20,529
3,000	President Chain Store Corp.	19,752
6,000	Richtek Technology Corp.	34,646
15,000	Siliconware Precision Industries Co., Ltd.	23,127
3,000	St. Shine Optical Co., Ltd.	57,503
9,000	Taiwan Mobile Co., Ltd.	26,996
9,000	Taiwan Paiho Co., Ltd.	22,245
6,000	Taiwan Semiconductor Manufacturing Co., Ltd.	25,737
24,000	Teco Electric & Machinery Co., Ltd.	18,682
15,400	Uni-President Enterprises Corp.	25,638
57,000	United Microelectronics Corp.	21,971
		704,938
	THAILAND – 3.9%
4,800	Advanced Info Service Public Co., Ltd.	22,702
51,300	Bangkok Dusit Medical Services Public Co., Ltd.	31,585
37,800	Banpu Public Co., Ltd.	17,772
113,700	Jasmine International Public Co., Ltd.	9,928
28,500	Minor International Public Co., Ltd.	26,919
36,400	Thai Beverage Public Co., Ltd.	17,390
		126,296
	TURKEY – 2.4%
4,668	Arcelik A.S.	24,304
1,476	Coca-Cola Icecek A.S.	16,347
9,792	Turk Telekomunikasyon A.S.	17,865

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TURKEY (Continued)
5,409	Turkcell Iletisim Hizmetleri A.S.	$19,226
		77,742
	TOTAL COMMON STOCKS (Cost $3,453,266)	3,116,127

	RIGHTS – 0.0%
	TAIWAN – 0.0%
68	Eclat Textile Co., Ltd.*‡ Exercise Price: $320 TWD, Expiration Date: February 26, 2016	309

	TOTAL RIGHTS (Cost $0)	309

	SHORT-TERM INVESTMENTS – 4.3%
141,230	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.08%#	141,230

	TOTAL SHORT-TERM INVESTMENTS (Cost $141,230)	141,230

	TOTAL INVESTMENTS – 99.8% (Cost $3,594,496)	3,257,666
	Other Assets in Excess of Liabilities – 0.2%	5,355

	TOTAL NET ASSETS – 100.0%	$3,263,021

*	Non-income producing security.
‡	Security valued at fair value by the Fund’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Fund’s Board of Trustees. The total value of these securities is $309 (0.0% of total net assets).
#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.8%
	AUSTRALIA – 2.3%
8,242	ALS Ltd.	$19,297
6,408	Boral Ltd.	25,383
3,591	Carsales.Com Ltd.	30,049
423	CSL Ltd.	31,118
900	Domino's Pizza Enterprises Ltd.	38,076
7,110	Duluxgroup Ltd.	32,539
8,478	Harvey Norman Holdings Ltd.	26,626
1,872	Orica Ltd.	18,830
1,215	Woolworths Ltd.	20,867
		242,785
	AUSTRIA – 0.1%
594	voestalpine AG	15,580

	BELGIUM – 0.5%
279	Anheuser-Busch Inbev S.A.	34,974
263	Solvay S.A.	21,654
		56,628
	CANADA – 2.9%
2,574	BlackBerry Ltd.*	18,273
3,195	CAE, Inc.	33,216
297	CCL Industries, Inc. Class B	41,682
1,665	CI Financial Corp.	36,607
360	Concordia Healthcare Corp.	9,790
360	George Weston Ltd.	27,631
1,278	Gildan Activewear, Inc.	32,112
1,260	Hudson's Bay Co.	15,490
711	IMAX Corp.*	22,084
1,197	Stantec, Inc.	29,039
540	West Fraser Timber Co., Ltd.	18,476
1,260	WestJet	16,985
		301,385
	DENMARK – 1.8%
621	Chr. Hansen Holding A/S	37,844
387	Coloplast A/S Class B	31,563
723	H. Lundbeck A/S*	23,377
558	Novo Nordisk A/S Class B	30,737
297	Pandora A/S	39,489
306	William Demant Holding A/S*	26,843
		189,853
	FINLAND – 1.3%
855	Kone Oyj Class B	37,348

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINLAND (Continued)
873	Metso Oyj	$17,948
855	Nokian Renkaat Oyj	28,865
981	Orion Oyj Class B	32,163
2,790	Stora Enso Oyj Class R	22,567
		138,891
	FRANCE – 3.3%
234	Air Liquide S.A.	24,110
135	Christian Dior SE	22,759
585	Compagnie de Saint-Gobain S.A.	24,013
261	Compagnie Generale des Etablissements Michelin S.C.A.	23,740
396	Dassault Systemes S.A.	30,504
243	Essilor International S.A.	30,067
252	Ingenico Group S.A.	29,667
702	Jcdecaux S.A.	27,558
504	Legrand S.A.	27,660
225	Pernod Ricard S.A.	26,281
297	Sanofi	24,601
216	Societe BIC S.A.	35,117
1,134	Vivendi S.A.	24,578
		350,655
	GERMANY – 2.5%
333	BASF SE	22,016
144	Continental AG	30,010
351	Fresenius Medical Care AG & Co. KGaA	31,018
378	HeidelbergCement AG	27,645
270	HUGO BOSS AG	21,432
162	Linde AG	21,841
279	Merck KGaA	24,176
315	Siemens AG	30,056
513	Symrise AG	33,006
4,473	Telefonica Deutschland Holding AG	22,085
		263,285
	IRELAND – 0.1%
360	Alkermes PLC	11,524

	ISRAEL – 1.1%
639	Frutarom Industries Ltd.	32,227
486	Mellanox Technologies Ltd.*	22,089
378	NICE Systems Ltd.	22,122
1,071	Radware Ltd.*	14,308

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ISRAEL (Continued)
369	Teva Pharmaceutical Industries Ltd.	$22,342
		113,088
	ITALY – 0.8%
3,492	Davide Campari-Milano S.p.A.	30,474
459	Luxottica Group S.p.A.	28,583
1,458	Moncler S.p.A.	21,440
		80,497
	JAPAN – 31.1%
900	ABC-MART, INC.	48,321
720	Aoyama Trading Co., Ltd.	28,220
2,700	Autobacs Seven Co., Ltd.	46,589
900	BANDAI NAMCO Holdings, Inc.	20,221
900	Benesse Holdings, Inc.	24,867
900	Bridgestone Corp.	32,234
900	CALBEE, Inc.	36,761
1,800	Canon, Inc.	49,689
1,800	Canon Marketing Japan, Inc.	32,085
1,440	Coca-Cola East Japan Co., Ltd.	22,980
540	Cyberagent, Inc.	24,978
2,700	Daicel Corp.	39,006
2,700	Daifuku Co., Ltd.	44,247
2,700	Daiichi Sankyo Co., Ltd.	55,343
900	Daikin Industries Ltd.	59,547
9,000	Ebara Corp.	39,177
900	Ezaki Glico Co., Ltd.	48,619
900	Familymart Co., Ltd.	41,631
900	Fuji Heavy Industries Ltd.	36,100
900	Fuji Media Holdings, Inc.	10,006
5,400	Fujitsu Ltd.	22,182
7,020	Gungho Online Entertainment, Inc.	18,439
1,800	Hamamatsu Photonics K.K.	44,024
1,800	Heiwa Corp.	34,643
900	Hisamitsu Pharmaceutical Co., Inc.	39,921
900	Horiba Ltd.	31,557
900	Hoshizaki Electric Co., Ltd.	62,074
900	HOYA CORP.	34,197
1,800	Ibiden Co., Ltd.	24,963
1,800	ITO EN Ltd.	47,875
1,800	Itochu Techno-Solutions Corp.	28,785
540	Japan Airport Terminal Co., Ltd.	21,187
900	Japan Tobacco, Inc.	34,650
900	KDDI Corp.	22,362
2,700	Kirin Holdings Co., Ltd.	37,791

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
1,800	Komatsu Ltd.	$26,324
1,800	Konami Corp.	41,125
900	Kose Corp.	82,072
1,800	Kurita Water Industries Ltd.	37,839
900	Kyocera Corp.	36,888
900	Lintec Corp.	17,990
9,000	Lion Corp.	82,369
1,800	M3, Inc.	40,560
900	Makita Corp.	49,734
900	Matsumotokiyoshi Holdings Co., Ltd.	41,482
5,400	Mitsubishi Chemical Holdings Corp.	29,541
9,000	Mitsubishi Heavy Industries Ltd.	34,687
3,600	Mitsubishi Motors Corp.	28,606
900	Monotaro Co., Ltd.	20,369
1,800	Nabtesco Corp.	30,554
2,700	NEXON Co., Ltd.	43,221
1,800	NGK Spark Plug Co., Ltd.	41,631
900	Nidec Corp.	60,230
900	Nihon Kohden Corp.	19,908
1,260	Nippon Paint Holdings Co., Ltd.	23,542
1,800	Nippon Paper Industries Co., Ltd.	28,591
1,800	Nissan Chemical Industries Ltd.	40,902
900	Nitto Denko Corp.	50,707
2,700	NSK Ltd.	27,432
900	NTT DATA Corp.	42,746
900	OBIC Co., Ltd.	45,868
9,000	Oji Holdings Corp.	35,906
900	Rohm Co., Ltd.	40,069
1,800	Rohto Pharmaceutical Co., Ltd.	33,156
900	Sankyo Co., Ltd.	33,974
4,500	Sanwa Holdings Corp.	31,260
900	Sawai Pharmaceutical Co., Ltd.	61,628
900	SCSK Corp.	38,954
900	Secom Co., Ltd.	61,814
2,700	Sega Sammy Holdings, Inc.	25,112
900	Seven & I Holdings Co., Ltd.	39,490
900	Shin-Etsu Chemical Co., Ltd.	45,206
1,800	Shiseido Co., Ltd.	33,304
900	Sohgo Security Services Co., Ltd.	43,340
9,000	Sumitomo Chemical Co., Ltd.	44,827
1,800	Sumitomo Rubber Industries Ltd.	22,495
900	Sundrug Co., Ltd.	58,654
900	Sysmex Corp.	56,796
900	Takeda Pharmaceutical Co., Ltd.	42,917

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
900	Terumo Corp.	$28,101
900	THK Co., Ltd.	14,095
1,800	Toho Co., Ltd.	46,388
2,700	Tokyo Broadcasting System Holdings, Inc.	40,389
540	Tokyo Electron Ltd.	33,337
720	TOTO Ltd.	22,956
1,800	TV Asahi Holdings Corp.	32,264
2,700	Yaskawa Electric Corp.	29,394
		3,266,015
	NETHERLANDS – 0.7%
306	ASML Holding N.V.	27,886
309	Gemalto N.V.	18,510
630	Royal DSM N.V.	30,349
		76,745
	NEW ZEALAND – 0.3%
6,219	Fletcher Building Ltd.	27,723

	NORWAY – 0.5%
2,736	Opera Software A.S.A.	13,828
4,473	Orkla A.S.A.	35,927
		49,755
	SINGAPORE – 0.3%
11,700	Singapore Telecommunications Ltd.	28,853

	SPAIN – 0.5%
711	Amadeus IT Holding S.A. Class A	28,862
2,502	Zardoya Otis, S.A.	26,233
		55,095
	SWEDEN – 2.6%
1,098	Atlas Copco AB Class A	23,407
2,943	Elekta AB Class B	21,880
2,790	HEXPOL AB Class B	24,598
3,942	Husqvarna AB Class B	24,962
2,700	LM Ericsson Telefon AB Class B	23,741
1,665	Meda AB Class A	17,834
1,026	NIBE Industrier AB Class B	29,578
2,718	Sandvik AB	22,584
1,251	SKF AB Class B	18,995
1,098	Svenska Cellulosa Aktiebolaget Class B	32,383

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
1,638	Trelleborg AB Class B	$28,176
		268,138
	SWITZERLAND – 2.3%
243	Actelion Ltd.	31,802
378	Compagnie Financiere Richemont S.A.	24,440
99	Geberit AG	34,957
396	Novartis AG	30,338
117	Roche Holding Ltd. AG	30,134
18	SGS S.A.	34,835
216	Sonova Holding AG	25,845
81	Syngenta AG	29,715
		242,066
	UNITED KINGDOM – 6.7%
4,545	Aberdeen Asset Management PLC	15,892
1,693	Aggreko PLC	20,485
1,503	ARM Holdings PLC	21,171
549	Associated British Foods PLC	24,531
408	Betfair Group PLC	25,378
2,178	BTG PLC*	18,089
1,089	Burberry Group PLC	18,460
1,314	Coca-Cola HBC AG	26,635
666	Croda International PLC	26,943
4,203	Dixons Carphone PLC	28,242
4,491	DS Smith PLC	23,297
1,503	Experian PLC	25,371
540	Hikma Pharmaceuticals PLC	15,458
3,951	Howden Joinery Group PLC	28,078
884	Melrose Industries PLC	3,729
3,771	Merlin Entertainments PLC	22,129
1,035	Mondi PLC	16,678
1,188	Pearson PLC	13,296
306	Reckitt Benckiser Group PLC	27,059
1,728	Rolls-Royce Holdings PLC	13,604
468	SABMiller PLC	27,766
3,330	Sage Group PLC	29,334
1,521	Smith & Nephew PLC	25,071
1,449	Smiths Group PLC	19,393
576	Spirax-Sarco Engineering PLC	24,937
2,682	Sports Direct International PLC*	15,811
936	Travis Perkins PLC	24,231
936	Unilever PLC	40,960
954	Weir Group PLC	11,706
4,482	William Hill PLC	24,731

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
1,125	WPP PLC	$24,208
1,260	X5 Retail Group N.V. Sponsored GDR RegS*	23,310
		705,983
	UNITED STATES – 34.1%
441	AbbVie, Inc.	24,211
1,206	Activision Blizzard, Inc.	41,993
171	Acuity Brands, Inc.	34,616
396	Adobe Systems, Inc.*	35,295
207	Advance Auto Parts, Inc.	31,474
684	Agilent Technologies, Inc.	25,753
216	Air Products and Chemicals, Inc.	27,369
270	Airgas, Inc.	37,800
171	Alexion Pharmaceuticals, Inc.*	24,954
90	Allergan PLC*	25,599
549	Amdocs Ltd.	30,052
522	AMETEK, Inc.	24,560
171	Amgen, Inc.	26,117
531	Amphenol Corp. Class A	26,322
414	Analog Devices, Inc.	22,298
279	Apple, Inc.	27,158
252	Ashland, Inc.	23,880
648	AT&T, Inc.	23,367
441	Bed Bath & Beyond, Inc.*	19,038
432	BorgWarner, Inc.	12,684
432	Bristol-Myers Squibb Co.	26,853
522	Broadridge Financial Solutions, Inc.	27,958
162	C. R. Bard, Inc.	29,690
936	CA, Inc.	26,891
621	Cameron International Corp.*	40,775
810	CBRE Group, Inc. Class A*	22,656
513	CDK Global, Inc.	22,598
360	Celanese Corp. Class A	22,921
324	Check Point Software Technologies Ltd.*	25,534
405	Cintas Corp.	34,798
1,089	Cisco Systems, Inc.	25,907
558	Coca-Cola Co.	23,949
441	Comcast Corp. Class A	24,568
144	Cooper Companies, Inc.	18,886
144	CoStar Group, Inc.*	25,253
243	Cummins, Inc.	21,843
360	Danaher Corp.	31,194
540	DENTSPLY International, Inc.	31,801
477	Dollar General Corp.	35,804

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
432	Dollar Tree, Inc.*	$35,130
387	Dover Corp.	22,620
360	Dr Pepper Snapple Group, Inc.	33,782
450	Eaton Corp. PLC	22,730
477	eBay, Inc.*	11,190
432	Edwards Lifesciences Corp.*	33,787
396	Eli Lilly and Co.	31,324
1,233	EMC Corp.	30,541
504	Emerson Electric Co.	23,174
342	Equifax, Inc.	36,184
342	Estee Lauder Co., Inc. Class A	29,155
306	Expedia, Inc.	30,918
306	F5 Networks, Inc.*	28,697
468	Facebook, Inc. Class A*	52,514
234	FactSet Research Systems, Inc.	35,264
774	Fastenal Co.	31,393
468	FMC Corp.	16,717
567	Foot Locker, Inc.	38,307
432	General Mills, Inc.	24,412
261	Gilead Sciences, Inc.	21,663
630	Global Payments, Inc.	37,138
909	H&R Block, Inc.	30,951
216	Harman International Industries, Inc.	16,068
486	Hasbro, Inc.	36,100
207	Henry Schein, Inc.*	31,348
828	Hewlett-Packard Co.	8,040
261	Honeywell International, Inc.	26,935
378	IDEX Corp.	27,409
153	Illumina, Inc.*	24,166
468	Ingersoll-Rand PLC	24,088
324	Ingredion, Inc.	32,633
792	Intel Corp.	24,568
306	Intuit, Inc.	29,226
1,233	Juniper Networks, Inc.	29,099
441	KLA-Tencor Corp.	29,543
423	Kohl's Corp.	21,044
360	Lam Research Corp.	25,844
747	Leggett & Platt, Inc.	31,008
414	Lowe's Companies, Inc.	29,667
423	Macquarie Infrastructure Corp.	28,366
477	Macy's, Inc.	19,276
360	Mallinckrodt PLC*	20,912
1,143	Mattel, Inc.	31,535
792	Maxim Integrated Products, Inc.	26,453

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
360	McCormick & Co., Inc.	$31,669
288	Mead Johnson Nutrition Co.	20,877
486	Medivation, Inc.*	15,892
81	Mettler-Toledo International, Inc.*	25,341
558	Microchip Technology, Inc.	25,004
423	Molson Coors Brewing Co. Class B	38,273
225	Monsanto Co.	20,385
441	Netflix, Inc.*	40,501
801	Newell Rubbermaid, Inc.	31,063
639	Nielsen Holdings PLC	30,774
189	Northrop Grumman Corp.	34,976
1,296	NVIDIA Corp.	37,960
144	O'Reilly Automotive, Inc.*	37,570
612	Oracle Corp.	22,222
261	Parker-Hannifin Corp.	25,359
477	PayPal Holdings, Inc.*	17,239
423	Pentair PLC	19,932
252	Polaris Industries, Inc.	18,608
117	PPG Industries, Inc.	11,129
36	Priceline Group, Inc.*	38,339
1,080	QIAGEN N.V.*	24,527
405	QUALCOMM, Inc.	18,363
387	Red Hat, Inc.*	27,109
702	Reynolds American, Inc.	35,065
270	Rockwell Automation, Inc.	25,804
360	Schlumberger N.V.	26,017
216	Snap-on, Inc.	34,897
324	Stanley Black & Decker, Inc.	30,566
693	Starbucks Corp.	42,114
297	Stryker Corp.	29,448
612	Synopsys, Inc.*	26,255
378	Target Corp.	27,375
216	Thermo Fisher Scientific, Inc.	28,525
324	Time Warner, Inc.	22,823
342	Tractor Supply Co.	30,202
666	UGI Corp.	22,644
450	V.F. Corp.	28,170
315	Valspar Corp.	24,674
315	Varian Medical Systems, Inc.*	24,296
324	Vmware, Inc. Class A*	14,823
243	WABCO Holdings, Inc.*	21,785
315	Western Digital Corp.	15,114
333	Westinghouse Air Brake Technologies Corp.	21,295
594	WhiteWave Foods Co.*	22,424

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
540	Whole Foods Market, Inc.	$15,827
612	Xilinx, Inc.	30,765
810	Xylem, Inc.	29,119
243	Zimmer Biomet Holdings, Inc.	24,120
585	Zoetis, Inc. Class A	25,184
		3,587,781
	TOTAL COMMON STOCKS (Cost $10,577,658)	10,072,325

	SHORT-TERM INVESTMENTS – 3.5%
368,256	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.08%#	368,256

	TOTAL SHORT-TERM INVESTMENTS (Cost $368,256)	368,256

	TOTAL INVESTMENTS – 99.3% (Cost $10,945,914)	10,440,581
	Other Assets in Excess of Liabilities – 0.7%	68,917

	TOTAL NET ASSETS – 100.0%	$10,509,498

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

Note 1 – Organization
Exchange Listed Funds Trust (the ”Trust”), formerly known as Exchange Traded Concepts Trust II, was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities.  The Trust has registered its Shares in several separate series. The Schedule of Investments herein is for the Gavekal Knowledge Leaders Emerging Markets ETF (the "Emerging Markets ETF") and Gavekal Knowledge Leaders Developed World ETF (the “Developed World ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Emerging Markets ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Emerging Markets Index (the “Emerging Markets Index”).  The Emerging Markets ETF is classified as a “non-diversified” fund.  This means that the Emerging Markets ETF may invest more of its assets in securities of a single issuer than that of a diversified fund.  As a result, the performance of that issuer can have substantial impact on the share price.  The Emerging Markets ETF commenced operations on July 7, 2015.

The Developed World ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Developed World Index (the “Developed World Index”).  The Developed World ETF is classified as a “non-diversified” fund.  The Developed World ETF commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, “Financial Services-Investment Companies.” Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

(a) Valuation of Investments
The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations.  A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer).  A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Funds’ Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value.  In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices).  Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security.  In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset Value ("NAV") and the prices used by each Fund’s Index.  This may result in a difference between each Fund’s performance and the performance of each Fund’s Index.  With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).  The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of January 31, 2016 for each Fund based upon the three levels defined above:

Emerging Markets ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$3,116,127	$-	$-	$3,116,127
Rights	-	309	-	309
Short-Term Investments	141,230	-	-	141,230
Total Assets	$3,257,357	$309	$-	$3,257,666

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$10,072,325	$-	$-	$10,072,325
Short-Term Investments	368,256	-	-	368,256
Total Assets	$10,440,581	$-	$-	$10,440,581

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

(b) Investment Transactions
For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Note 3 – Principal Risks
As with any investment, the investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of their assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Shares.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, each Fund may be unable to rebalance their portfolios, may be unable to accurately price their investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Equity Risks: The value of the equity securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent each Fund invests a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk: Some countries and regions in which each Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact each Fund’s investments.

Index Tracking Risk: Each Fund’s returns may not match or achieve a high degree of correlation with the returns of its underlying Index.

Industry and Sector Concentration Risk: To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, each Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if each Fund’s investments were more broadly diversified.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce each Fund’s returns because each Fund may be unable to transact at advantageous times or prices.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

Passive Investment Risk: Each Fund is not actively managed and therefore each Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Premium/Discount Risk: Although it is expected that the market price of each Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and each Fund's Shares may trade at a premium or discount to the NAV.

Sampling Risk: Each Fund’s use of a representative sampling approach will result in their holding a smaller number of securities than are in a Fund’s Index. As a result, an adverse development relating to an issuer of securities held by each Fund could result in a greater decline in NAV than would be the case if each Fund held all of the securities in its underlying Index. Conversely, a positive development relating to an issuer of securities in a Fund’s Index that is not held by each Fund could cause each Fund to underperform its underlying Index. To the extent the assets in each Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Note 4 – Federal Income Taxes
At January 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets ETF	Developed World ETF
Cost of investments	$3,594,496	$10,945,914

Gross unrealized appreciation	$102,168	$252,443
Gross unrealized depreciation	(438,998)	(757,776)
Net unrealized appreciation (depreciation) on investments	$(336,830)	$(505,333)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 28, 2016

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	March 28, 2016